Discontinued Operations (Detail Textuals)	1 Months Ended
Nov. 19, 2020 CAD ($)
Lexaria Canpharm ULC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross proceeds from sale non-core business assets	$ 3,850,000